Income Taxes (Components of Income Tax Expense (Benefit)) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Reconciliation of Provision of Income Taxes [Line Items]
Current tax expense	¥ 199,921	¥ 123,862
Deferred tax expense	28,554	54,427
Total income tax expense	¥ 228,475	¥ 178,289